CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Changes in Equity) (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		7 Months Ended		8 Months Ended		12 Months Ended																									12 Months Ended				12 Months Ended							12 Months Ended
	Nov. 30, 2010 USD ($)	Nov. 30, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares [Member] CNY	Dec. 31, 2010 Ordinary Shares [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Warrants [Member] CNY	Dec. 31, 2012 Accumulated Deficits [Member] CNY	Dec. 31, 2011 Accumulated Deficits [Member] CNY	Dec. 31, 2010 Accumulated Deficits [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2010 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2011 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2010 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Parent Company [Member] Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2011 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2010 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2011 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2010 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Deficits [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2011 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2010 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)											47,215,888	47,689,306	47,775,526															47,215,888	47,689,306	47,775,526	47,676,331
Beginning Balance								604,806																	604,806	595,979	559,973	4,041	4,071	4,076	$ 653	673,516	674,648	673,847	$ 109,807			1,883	(43,195)	(60,016)	(99,333)	$ (839)	(29,556)	(22,724)	(20,500)	$ (4,958)
Repurchase and cancellation of ordinary shares (in shares)	852,144	852,144	376,761	376,761	590,205	590,205					(376,761)	(590,205)	(852,144)															(376,761)	(590,205)	(852,144)
Repurchase and cancellation of ordinary shares	(1,996)	(13,262)			(1,274)	(8,243)			(8,243)	(13,468)	(24)	(38)	(57)	(4,550)	(8,205)	(13,411)									(4,574)	(8,243)	(13,468)	(24)	(38)	(57)		(4,550)	(8,205)	(13,411)
Forfeiture of warrants																1,883	(1,883)																	(1,883)				1,883
Number of ordinary shares issued due to exercises							(837,204)	(837,204)			837,204	116,787	765,924															837,204	116,787	765,924
Exercise of share options								5,068	598	6,098	53	8	52	5,015	590	6,046									5,068	598	6,098	53	8	52		5,015	590	6,046
Amortization of share-based compensation								8,258	6,483	6,283				8,258	6,483	6,283									8,258	6,483	6,283					8,258	6,483	6,283
Foreign currency translation adjustments							(14)	(87)	(751)	(1,188)											(2,585)	(7,019)	(2,139)	(415)	(2,585)	(7,019)	(2,139)																(2,585)	(7,019)	(2,139)
Change in fair value of available-for-sale								1,247	187	(85)											1,247	187	(85)		1,247	187	(85)																1,247	187	(85)
Net income							13,369	83,309	56,573	76,157								37,971	16,821	39,317				6,092	37,971	16,821	39,317												37,971	16,821	39,317
Comprehensive income net of tax							13,555	84,469	56,009	74,884
Ending Balance (in shares)											47,676,331	47,215,888	47,689,306																47,215,888	47,689,306	47,676,331
Ending Balance			$ 104,363	650,191		604,806	$ 104,363	650,191	604,806															$ 104,363	650,191	604,806	595,979	4,070	4,041	4,071	$ 653	682,239	673,516	674,648	$ 109,807				(5,224)	(43,195)	(60,016)	$ (839)	(30,894)	(29,556)	(22,724)	$ (4,958)